                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                 811-07412

Exact name of registrant as specified in charter:   Delaware Investments Arizona
                                                    Municipal Income Fund, Inc.

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            March 31

Date of reporting period:                           December 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

Schedule of Investments (Unaudited)

DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.
--------------------------------------------------------

December 31, 2004
                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
MUNICIPAL BONDS- 151.50%
Airport Revenue Bonds - 6.79%
Phoenix Civic Improvement Corporation Airport Revenue
   Senior Lien Series A 5.00% 7/1/25 (FSA)                                                            $1,000,000         $1,030,650
   Series B 5.25% 7/1/27 (FGIC) (AMT)                                                                  2,000,000          2,070,780
                                                                                                                         ----------
                                                                                                                          3,101,430
                                                                                                                         ----------
City General Obligation Bonds - 1.14%
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                                      500,000            519,170
                                                                                                                         ----------
                                                                                                                            519,170
                                                                                                                         ----------
Continuing Care/Retirement Revenue Bonds - 3.46%
Yavapai County Industrial Development Authority Residential Care Facilities (Margaret T. Morris Center)
   Series A 5.40% 2/20/38 (GNMA)                                                                       1,575,000          1,580,150
                                                                                                                         ----------
                                                                                                                          1,580,150
                                                                                                                         ----------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.25%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities
   Series A 5.00% 7/1/31 (MBIA)                                                                        1,000,000          1,028,940
                                                                                                                         ----------
                                                                                                                          1,028,940
                                                                                                                         ----------
Dedicated Tax & Fees Revenue Bonds - 6.75%
Glendale Municipal Property Corporation 5.00% 7/1/33 (AMBAC)                                           3,000,000          3,084,690
                                                                                                                         ----------
                                                                                                                          3,084,690
                                                                                                                         ----------
Escrowed to Maturity Bonds - 10.73%
Puerto Rico Commonwealth Infrastructure Financing Series A 5.50% 10/1/40                               4,500,000          4,902,210
                                                                                                                         ----------
                                                                                                                          4,902,210
                                                                                                                         ----------
Higher Education Revenue Bonds - 8.63%
Arizona State University Certificates of Participation 5.00% 9/1/30 (AMBAC)                            1,000,000          1,031,260
South Campus Group Student Housing Revenue (Arizona State University South Campus Project)
   5.625% 9/1/35 (MBIA)                                                                                1,000,000          1,100,660
Southern Arizona Capital Facilities Finance Corporation (University of Arizona Project)
   5.00% 9/1/23-12 (MBIA)                                                                              1,150,000          1,281,503
University of Arizona Certificates of Participation (University of Arizona Project)
   Series B 5.125% 6/1/22 (AMBAC)                                                                        500,000            529,490
                                                                                                                         ----------
                                                                                                                          3,942,913
                                                                                                                         ----------
Hospital Revenue Bonds - 18.96%
Maricopa County Industrial Development Authority
   (Catholic Healthcare West) Series A 5.50% 7/1/26                                                      430,000            445,772
   (Mayo Clinic Hospital) 5.25% 11/15/37                                                               2,000,000          2,087,100
Mohave County Industrial Development Authority (Chris/Silver Ridge) 6.375% 11/1/31 (GNMA)                260,000            273,101
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
   5.80% 12/1/31                                                                                       1,000,000          1,061,790
Show Low Industrial Development Authority Hospital Revenue (Navapache Regional Medical Center)
   Series A 5.50% 12/1/17 (ACA)                                                                        1,600,000          1,675,360
University Medical Center Corporation Arizona Hospital Revenue 5.00% 7/1/33                            1,000,000          1,009,040
Yavapai County Industrial Development Authority (Yavapai Regional Medical Center)
   5.25% 8/1/21 (RADIAN)                                                                               2,000,000          2,120,361
                                                                                                                         ----------
                                                                                                                          8,672,524
                                                                                                                         ----------
Miscellaneous Revenue Bonds - 8.24%
Arizona School Facilities Board Revenue (State School Improvement) Series 2001 5.00% 7/1/19            2,000,000          2,156,780
Arizona Student Loan Acquisition Authority Revenue Series A-1 5.90% 5/1/24 (AMT)                       1,500,000          1,608,300
                                                                                                                         ----------
                                                                                                                          3,765,080
                                                                                                                         ----------
Multifamily Housing Revenue Bonds - 3.87%
Maricopa County Industrial Development Authority Multifamily Housing Revenue
   (Sly-Mar Apartments Projects) 6.10% 4/20/36 (GNMA) (AMT)                                              465,000            500,480
Peoria Industrial Development Authority Multifamily Housing Revenue (Casa Del Rio)
   Series A 7.30% 2/20/28 (GNMA)                                                                       1,230,000          1,268,683
                                                                                                                         ----------
                                                                                                                          1,769,163
                                                                                                                         ----------
Municipal Lease Revenue Bonds - 10.78%
Arizona School Facilities Board Certificates of Participation Series B 5.25% 9/1/19 (FSA)              1,000,000          1,103,140
Phoenix Civic Improvement Corporation Excise Tax Senior Lien (Municipal Courthouse Project)
   Series A 5.25% 7/1/24                                                                               1,000,000          1,079,920
Prescott Valley Property Corporation 5.00% 1/1/27 (FGIC)                                                 500,000            518,170
Tucson Certificates of Participation 5.60% 7/1/11                                                      1,100,000          1,175,933
Yuma Municipal Property Corporation 5.00% 7/1/25 (AMBAC)                                               1,000,000          1,048,280
                                                                                                                         ----------
                                                                                                                          4,925,443
                                                                                                                         ----------

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
December 31, 2004
                                                                                                      PRINCIPAL          MARKET
                                                                                                      AMOUNT             VALUE
Political Subdivision General Obligation Bonds - 3.50%
Eagle Mountain Community Facilities District Series A 6.40% 7/1/17                                     1,500,000          1,600,515
                                                                                                                        -----------
                                                                                                                          1,600,515
                                                                                                                        -----------
*Pre-Refunded Bonds - 13.04%
Arizona State Transportation Board Highway Revenue Refunding 5.75% 7/1/18-09                           2,350,000          2,662,996
Arizona Water Infrastructure Finance Authority Revenue Water Quality Series A 5.05% 10/1/20-11         1,500,000          1,674,420
Oro Valley Municipal Property Corporation Excise Tax 5.00% 7/1/20-11 (FGIC)                            1,000,000          1,062,580
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31-11                                    250,000            280,300
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)
   5.00% 8/1/31-11 (FSA)                                                                                 250,000            278,623
                                                                                                                        -----------
                                                                                                                          5,958,919
                                                                                                                        -----------
Public Power Revenue Bonds - 2.25%
Salt River Project Arizona Agricultural Improvement & Power District Electric System Revenue
   (Salt River Project) Series A 5.00% 1/1/31                                                          1,000,000          1,028,210
                                                                                                                        -----------
                                                                                                                          1,028,210
                                                                                                                        -----------
School District General Obligation Bonds - 17.40%
Maricopa County School District #6
   (Washington Elementary School Improvement Project of 2001) Series B 5.00% 7/1/17 (FSA)              1,000,000          1,112,730
   (Washington Elementary) Series A 5.375% 7/1/13 (FSA)                                                3,000,000          3,418,770
Maricopa County School District #38 (Madison Elementary)
   5.00% 7/1/13 (FSA)                                                                                  1,250,000          1,390,225
   5.00% 7/1/14 (FSA)                                                                                    825,000            918,992
Tempe Union High School District #213 5.00% 7/1/14 (FSA)                                               1,000,000          1,113,930
                                                                                                                        -----------
                                                                                                                          7,954,647
                                                                                                                        -----------
Single Family Housing Revenue Bonds - 5.00%
Phoenix Industrial Development Authority Single Family Statewide
   Series A 5.35% 6/1/20 (GNMA) (FNMA) (FHLMC) (AMT)                                                     950,000            979,488
   Series C 5.30% 4/1/20 (GNMA) (FNMA) (FHLMC) (AMT)                                                     915,000            948,105
Pima County Industrial Development Authority Single Family Mortgage Revenue
   Series A 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)                                                   340,000            358,911
                                                                                                                        -----------
                                                                                                                          2,286,504
                                                                                                                        -----------
Territorial Revenue Bonds - 23.38%
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Refunding
   Series D 5.00% 7/1/32 (FSA)                                                                         8,500,000          8,770,724
Puerto Rico Commonwealth Public Improvement Series A 5.125% 7/1/31                                       500,000            513,475
Virgin Islands Public Finance Authority Revenue Series A 6.125% 10/1/29 (ACA)                          1,250,000          1,407,450
                                                                                                                        -----------
                                                                                                                         10,691,649
                                                                                                                        -----------
Water & Sewer Revenue Bonds - 5.33%
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
   5.00% 7/1/24 (FGIC)                                                                                 1,590,000          1,655,730
   5.00% 7/1/26 (FGIC)                                                                                   750,000            780,668
                                                                                                                        -----------
                                                                                                                          2,436,398
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $65,253,675)                                                                                 69,248,555
                                                                                                                        -----------


TOTAL MARKET VALUE OF SECURITIES - 151.50%
   (cost $65,253,675)                                                                                                    69,248,555

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 3.19%                                                       1,458,736

LIQUIDATION VALUE OF PREFERRED STOCK - (54.69%)                                                                        (25,000,000)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,982,200 SHARES OUTSTANDING - 100.00%                                                         $45,707,291
                                                                                                                        -----------

*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury Bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company FHLMC - Insured by the Federal Home Loan Mortgage Corporation FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association RADIAN - Insured by Radian Asset Assurance

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Investments Arizona Municipal Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges or among dealers, news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares and pays dividends from net investment income or other applicable sources monthly and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid for December 31 of the prior year.

2. INVESTMENTS
At December 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments         $65,253,675
                                      -----------
Aggregate unrealized appreciation       4,081,009
Aggregate unrealized depreciation         (86,129)
                                      -----------
Net unrealized appreciation           $ 3,994,880
                                      -----------


3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Arizona Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       --------------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Arizona Municipal Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       ------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS ARIZONA MUNICIPAL INCOME FUND, INC.

JUDE T. DRISCOLL
-----------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       ----------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  2/24/05
       -----------------------

MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  2/24/05
       -----------------------